Provisions and Other Liabilities - Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
France [member]
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	€ (155)	€ 35	€ 70
Germany [member]
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(13)	(33)	1
US [member]
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(38)	77	(161)
UK [member]
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	7	(48)	165
Pensions and other post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Current service cost	231	233	216
Past service cost	18	33	(2)
Net interest cost/(income) including administration costs and taxes paid during the period	78	96	117
(Gains)/losses on plan settlements not specified in the terms of the plan	(29)	(20)	2
Actuarial (gains)/losses on plan curtailments	(7)	2	(52)
Contributions from plan members	(6)	(6)	(3)
Expense recognized directly in profit or loss	285	338	278
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(201)	30	109
Expense/(gain) for the period	84	368	387
Pensions and other post-employment benefits [member] | France [member]
Disclosure of defined benefit plans [line items]
Current service cost	78	74	70
Net interest cost/(income) including administration costs and taxes paid during the period	17	22	30
(Gains)/losses on plan settlements not specified in the terms of the plan	(4)	(17)
Actuarial (gains)/losses on plan curtailments	(1)	(6)	(51)
Expense recognized directly in profit or loss	90	73	49
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(155)	35	70
Expense/(gain) for the period	(65)	108	119
Pensions and other post-employment benefits [member] | Germany [member]
Disclosure of defined benefit plans [line items]
Current service cost	51	50	42
Net interest cost/(income) including administration costs and taxes paid during the period	12	16	23
(Gains)/losses on plan settlements not specified in the terms of the plan	(26)
Actuarial (gains)/losses on plan curtailments	6	7	2
Expense recognized directly in profit or loss	43	73	67
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(13)	(33)	1
Expense/(gain) for the period	30	40	68
Pensions and other post-employment benefits [member] | US [member]
Disclosure of defined benefit plans [line items]
Current service cost	46	53	62
Past service cost		36
Net interest cost/(income) including administration costs and taxes paid during the period	35	40	48
(Gains)/losses on plan settlements not specified in the terms of the plan	3		(2)
Actuarial (gains)/losses on plan curtailments		8
Expense recognized directly in profit or loss	84	137	108
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(38)	77	(161)
Expense/(gain) for the period	46	214	(53)
Pensions and other post-employment benefits [member] | UK [member]
Disclosure of defined benefit plans [line items]
Past service cost	17
Net interest cost/(income) including administration costs and taxes paid during the period	4	8	6
Actuarial (gains)/losses on plan curtailments	(12)
Expense recognized directly in profit or loss	9	8	6
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	7	(48)	165
Expense/(gain) for the period	16	(40)	171
Pensions and other post-employment benefits [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Current service cost	56	56	42
Past service cost	1	(3)	(2)
Net interest cost/(income) including administration costs and taxes paid during the period	10	10	10
(Gains)/losses on plan settlements not specified in the terms of the plan	(2)	(3)	4
Actuarial (gains)/losses on plan curtailments		(7)	(3)
Contributions from plan members	(6)	(6)	(3)
Expense recognized directly in profit or loss	59	47	48
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(2)	(1)	34
Expense/(gain) for the period	€ 57	€ 46	€ 82